ABOUT THESE CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Jun. 30, 2021
ABOUT THESE CONSOLIDATED FINANCIAL STATEMENTS
Functional and presentation currency	South African rand / US dollar 2021 2020 2019 Spot rate at year end 14.27 17.32 14.07 Average prevailing rate for the financial year 15.40 15.66 14.18